Consolidated Statements of Stockholders' Equity - USD ($)	Total	Ordinary Shares $0.0001 Par Value	Additional Paid-in Capital	Statutory Reserves	Retained Earnings/(Loss)	Accumulated Other Comprehensive Income	Noncontrolling Interest
Balance at Mar. 31, 2015	$ (250,206)	$ 10,000	$ (9,000)		$ (250,240)	$ (966)
Balance, shares at Mar. 31, 2015		100,000,000
Reverse stock split (1-for-10)		$ (9,000)	9,000
Reverse stock split (1-for-10), shares		(90,000,000)
Capital contributions by owners	1,054,607		1,054,607
Adjustment as recapitalization from VIE	(1,000)		(1,000)
Net income (loss)	652,852			65,331	587,521
Cumulative translation adjustment	(2,643)					(2,643)
Balance at Mar. 31, 2016	1,453,610	$ 1,000	1,053,607	65,331	337,281	(3,609)
Balance, shares at Mar. 31, 2016		10,000,000
Net income (loss)	1,713,971				1,713,971
Cumulative translation adjustment	(146,008)					(146,008)
Balance at Mar. 31, 2017	3,021,573	$ 1,000	1,053,607	65,331	2,051,252	(149,617)
Balance, shares at Mar. 31, 2017		10,000,000
Capital contributions by owners	145,232		145,232
Proceeds from sale of Common Stock	7,731,271	$ 142	7,731,129
Proceeds from sale of Common Stock, shares		1,421,393
Net income (loss)	193,131				193,131		(67,827)
Appropriations of retained earnings				368,148	(368,148)
Cumulative translation adjustment	(29,887)					(18,924)	(10,963)
Balance at Mar. 31, 2018	$ 11,072,283	$ 1,142	$ 8,929,968	$ 433,479	$ 1,876,235	$ (168,541)	$ (78,790)
Balance, shares at Mar. 31, 2018		11,421,393